INCOME TAXES - Components of Income Tax Expense (Details) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current income tax (benefit) provision:
State			$ 64	$ 39
Foreign			561	242
Current income tax (benefit) provision			625	281
Deferred income tax (benefit) provision:
Federal			270
Foreign			(67)	64
Deferred income tax (benefit) provision			203	64
Income tax (benefit) provision	$ 385	$ 555	$ 828	$ 345